Supplementary Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplementary Cash Flow [Line Items]
Net cash flows from operating activities	$ 198.8	$ 304.6	$ 200.3
Cash and Cash Equivalents, at Carrying Value	38.0	173.2	56.6	$ 70.2
Supplementary cash flow, noncash investing and financing activities [Abstract]
Capital investments	37.3	33.2	34.4
Interest, net of capitalized interest	130.5	137.1	161.3
Income taxes	0.1	(2.6)	0.7
Restricted stock and RSUs [Member]
Supplementary cash flow, noncash investing and financing activities [Abstract]
Issuance of restricted stock and restricted stock units	4.6	2.3	4.1
Research And Innovation Center Middletown OH [Member]
Supplementary cash flow, noncash investing and financing activities [Abstract]
Research and innovations center capital lease	1.1	25.2	0.0
SunCoke Middletown [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Supplementary Cash Flow [Line Items]
Net cash flows from operating activities	77.1	83.3	$ 87.4
Cash and Cash Equivalents, at Carrying Value	$ 0.1	$ 5.0